Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2016
Statement of Comprehensive Income [Abstract]
Unrealized gain on available-for-sale investments, tax effect	$ 8,825	$ 3,762	$ 0